Other disclosures - Risk Management and Principal Risks - Movement in total impairment allowance and provisions (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Movement in total impairment allowance and provisions
Opening balance		£ 7,522
New financial assets originated or purchased		353
Changes to impairment allowance including transfers between stages and repayments		323
Assets derecognised due to write-offs		(986)
Closing balance		7,212
Reconciliation of movement to impairment charge/(release) for the period
Increase (decrease) in impairment allowance		676
Recoveries		(68)
Exchange and other adjustments	[1]	(37)
Credit impairment (charges)/releases and other provisions		(571)	£ (1,054)
Stage 1
Movement in total impairment allowance and provisions
Opening balance		741
New financial assets originated or purchased		202
Changes to impairment allowance including transfers between stages and repayments		(263)
Assets derecognised due to write-offs		0
Closing balance		680
Stage 2
Movement in total impairment allowance and provisions
Opening balance		3,371
New financial assets originated or purchased		82
Changes to impairment allowance including transfers between stages and repayments		(352)
Assets derecognised due to write-offs		0
Closing balance		3,101
Stage 3
Movement in total impairment allowance and provisions
Opening balance		3,410
New financial assets originated or purchased		69
Changes to impairment allowance including transfers between stages and repayments		938
Assets derecognised due to write-offs		(986)
Closing balance		£ 3,431

[1]	Includes movement in impairment allowance on other assets, cash collateral and settlement balances.